Income taxes (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income taxes [Abstract]
Deferred tax assets	SFr 0	SFr 0	SFr 0
Deferred tax liabilities	0	0	0
Income tax expense reconciled to Income / (loss) [Abstract]
Income/(loss) before income tax	45,442	(50,951)	(26,411)
Tax expense/(benefit) calculated at the statutory rate of 13.6% (20.6% for 2018 and 20.5% for 2017)	6,194	(10,507)	(5,420)
Permanent differences		334	40
Permanent differences	(62)
Effect of unused tax losses and tax offsets not recognized as deferred tax assets	(6,132)	10,173	5,380
Effective income tax rate benefit/(expense)	SFr 0	SFr 0	SFr 0
Corporate tax rate	13.60%	20.60%	20.50%